Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Registrant Name	dei_EntityRegistrantName	Oppenheimer SteelPath Panoramic Fund
Central Index Key	dei_EntityCentralIndexKey	0001642227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 13, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 14, 2019
Prospectus Date	rr_ProspectusDate	Feb. 14, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A